LOANS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
LOANS RECEIVABLE, NET
Loans receivable	$ 46,115,732	$ 44,660,186
Allowance for uncollectible loans receivable	$ (46,115,732)	(39,172,141)	$ (15,017,029)
Loans receivable, net - current		$ 5,488,045